CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2022
CONCENTRATIONS
Summary of revenues from sales
In Thousands of US Dollars
Description	2022	2021	2020
Customer A	$-	$-	$-
Customer B	$-	$-	$2
Customer C	$-	$-	$-